Fair Value Measures (Tables)	12 Months Ended
Sep. 24, 2022
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis
The following table presents the Company’s financial assets measured and recorded at fair value on a recurring basis using the above input categories as of September 24, 2022 and September 25, 2021 (in thousands):

	Year Ended
	September 24, 2022				September 25, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$333,388	$—	$—	$333,388	$152,204	$—	$—	$152,204

Total assets	$333,388	$—	$—	$333,388	$152,204	$—	$—	$152,204